Note 14 - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail Text Values) € in Billions	Dec. 31, 2023 EUR (€)
Estimated Fair Value of the Financial Instruments not carried at Fair Value
Increase of the fair value of mortgages due to Project Unity	€ 2.5